Principal Funds, Inc.
Supplement dated December 15, 2025
to the Prospectus and Statement of Additional Information
both dated March 1, 2025
(as previously supplemented)
This supplement updates information contained in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

SUMMARY FOR DIVERSIFIED INCOME FUND
Delete Principal Real Estate Investors, LLC from the Sub-Advisors section.

MANAGEMENT OF THE FUNDS
Under The Sub-Advisors section, delete the reference to Diversified Income (CMBS strategy) from the from the Fund(s) section of Sub-Advisor: Principal Real Estate Investors, LLC.
The changes described below are being made to the Statement of Additional Information.

LEADERSHIP STRUCTURE AND BOARD
In the Committee table, delete the members of the 15(c), Audit, Nominating and Governance, and Operations Committees and replace with the following:

Committee Members
15(c) Committee
Padelford L. Lattimer, Chair Katharin S. Dyer Karen McMillan
Audit Committee
Frances P. Grieb, Chair Craig Damos Victor L. Hymes Sharmila C. Kassam
Nominating and Governance Committee
Victor L. Hymes, Chair Craig Damos Frances P. Grieb Thomas A. Swank
Operations Committee
Thomas A. Swank, Chair Katharin S. Dyer Padelford L. Lattimer
Under Additional Information Regarding Board Members and Officers, in the PRINCIPAL FUNDS OFFICERS table, delete the row for Mandy L. Huebbe.

Under the Board Member and Officer Compensation section, delete the first paragraph and replace with the following:
The Principal Funds do not pay any remuneration to officers or to any Board Members listed above as Interested Board Members. The Board annually considers a proposal to reimburse PGI for certain expenses, including a portion of the compensation of the Chief Compliance Officer (“CCO”). If the proposal is adopted, these amounts are allocated across all Funds and the other PGI-sponsored registered investment companies for which the CCO serves as the Chief Compliance Officer.

INVESTMENT ADVISORY AND OTHER SERVICES
Under the Sub-Advisors section, delete the row for Sub-Advisor: Principal Real Estate Investors, LLC (“Principal-REI”) and replace with the following:

Sub-Advisor:	Principal Real Estate Investors, LLC (doing business as Principal Real Estate) ("Principal-REI") is an indirect subsidiary of Principal Financial Group, Inc.

Fund(s):	Global Real Estate Securities and Real Estate Securities
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